Average Annual Total Returns		12 Months Ended	17 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		25.02%	20.87%
Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.24%	15.92%
Performance Inception Date	Jul. 31, 2023
Astoria US Equal Weight Quality Kings ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.91%	15.54%
Astoria US Equal Weight Quality Kings ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.03%	12.19%